October 2, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: The Dreyfus/Laurel Funds Trust

-Dreyfus Equity Income Fund

- Dreyfus Emerging Markets Debt Local Currency Fund

(collectively the “Funds”)
 1933 Act File No.: 33-43846
 1940 Act File No.: 811-00524
 CIK No.: 0000053808

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and the Universal Statement of Additional Information for the above-referenced fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 185 to the Registration Statement, electronically filed with the Securities and Exchange Commission on September 26, 2014.

Please address any comments or questions to my attention at 212-922-6832.

Sincerely,

/s/ Jennifer Huancayo
Jennifer Huancayo
Paralegal